Financial Instruments By Category - Summary of Financial Liabilities (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accounts payable	$ 492,039,336	$ 602,202,126
Margin loans payable	317,722,438	321,999,549
Financial liabilities included in other payables and accruals	66,043,431
Due to fellow subsidiaries	0	574,202,907
Derivative financial liability	20,813,810
Due to immediate holding company	0	2,145,792,209
Convertible bond	95,995,690
Financial liabilities	992,614,705
Financial liabilities at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable	492,039,336	602,202,126
Margin loans payable	317,722,438	321,999,549
Financial liabilities included in other payables and accruals	66,043,431	25,011,870
Due to fellow subsidiaries		574,202,907
Due to immediate holding company		2,145,792,209
Convertible bond	95,995,690
Financial liabilities	971,800,895	$ 3,669,208,661
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Derivative financial liability	20,813,810
Financial liabilities	$ 20,813,810